Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 58,011		¥ 54,672		¥ 59,227
Provision (Reversal)		24,425		22,525		17,265
Charge-offs		(24,920)		(20,430)		(20,566)
Recoveries		788		1,217		1,101
Other		(1,468)	[1]	27	[1]	(2,355)	[2]
Ending balance		56,836		58,011		54,672
Allowance for credit losses, Individually Evaluated for Impairment		13,447		13,731		14,344
Allowance for credit losses, Not Individually Evaluated for Impairment		43,389		44,280		40,328
Financing receivables, Ending balance		4,694,256		4,378,991		4,000,357
Financing receivables, Individually evaluated for impairment		85,820		58,827		47,142
Financing receivables, Not individually evaluated for impairment		4,608,436		4,320,164		3,953,215
Consumer borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		21,195		21,196		18,599
Provision (Reversal)		12,254		12,400		11,922
Charge-offs		(13,723)		(13,115)		(9,784)
Recoveries		554		687		657
Other		262	[1]	27	[1]	(198)	[2]
Ending balance		20,542		21,195		21,196
Allowance for credit losses, Individually Evaluated for Impairment		3,602		3,372		3,020
Allowance for credit losses, Not Individually Evaluated for Impairment		16,940		17,823		18,176
Financing receivables, Ending balance		2,171,139		1,906,022		1,739,173
Financing receivables, Individually evaluated for impairment		26,533		23,163		18,911
Financing receivables, Not individually evaluated for impairment		2,144,606		1,882,859		1,720,262
Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually Evaluated for Impairment		9,178		8,442
Financing receivables, Ending balance		1,428,935		1,300,921
Financing receivables, Individually evaluated for impairment		57,682		31,900
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[3]	3,186		4,292		6,061
Provision (Reversal)	[3]	(24)		(331)		(539)
Charge-offs	[3]	(1,789)		(822)		(1,375)
Recoveries	[3]	77		126		152
Other	[3],[4]	8	[1]	(79)	[1]	(7)	[2]
Ending balance	[3]	1,458		3,186		4,292
Allowance for credit losses, Individually Evaluated for Impairment	[3]	667		1,917		2,880
Allowance for credit losses, Not Individually Evaluated for Impairment	[3]	791		1,269		1,412
Financing receivables, Ending balance	[3]	13,218		16,416		18,933
Financing receivables, Individually evaluated for impairment	[3]	1,605		3,764		5,101
Financing receivables, Not individually evaluated for impairment	[3]	11,613		12,652		13,832
Non-recourse Loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		919		688		2,951
Provision (Reversal)		903		213		(173)
Charge-offs		(1)		0		(2,031)
Recoveries		0		0		0
Other		(35)	[1]	18	[1]	(59)	[2]
Ending balance		1,786		919		688
Allowance for credit losses, Individually Evaluated for Impairment		228		166		149
Allowance for credit losses, Not Individually Evaluated for Impairment		1,558		753		539
Financing receivables, Ending balance		132,081		99,028		73,305
Financing receivables, Individually evaluated for impairment		2,466		4,448		3,745
Financing receivables, Not individually evaluated for impairment		129,615		94,580		69,560
Other loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		20,662		18,407		21,079
Provision (Reversal)		7,988		5,919		3,814
Charge-offs		(6,548)		(4,080)		(4,643)
Recoveries		133		246		260
Other		(877)	[1]	170	[1]	(2,103)	[2]
Ending balance		21,358		20,662		18,407
Allowance for credit losses, Individually Evaluated for Impairment		8,950		8,276		8,295
Allowance for credit losses, Not Individually Evaluated for Impairment		12,408		12,386		10,112
Financing receivables, Ending balance		1,296,854		1,201,893		974,058
Financing receivables, Individually evaluated for impairment		55,216		27,452		19,385
Financing receivables, Not individually evaluated for impairment		1,241,638		1,174,441		954,673
Direct financing leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		12,049		10,089		10,537
Provision (Reversal)				4,324		2,241
Charge-offs				(2,413)		(2,733)
Recoveries				158		32
Other				(109)	[1]	12	[2]
Ending balance				12,049		10,089
Allowance for credit losses, Individually Evaluated for Impairment				0		0
Allowance for credit losses, Not Individually Evaluated for Impairment				12,049		10,089
Financing receivables, Ending balance		1,080,964		1,155,632		1,194,888
Financing receivables, Individually evaluated for impairment				0		0
Financing receivables, Not individually evaluated for impairment				1,155,632		¥ 1,194,888
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		12,049
Provision (Reversal)		3,304
Charge-offs		(2,859)
Recoveries		24
Other	[1]	(826)
Ending balance		11,692		¥ 12,049
Allowance for credit losses, Individually Evaluated for Impairment		0
Allowance for credit losses, Not Individually Evaluated for Impairment		11,692
Financing receivables, Ending balance		1,080,964
Financing receivables, Individually evaluated for impairment		0
Financing receivables, Not individually evaluated for impairment		¥ 1,080,964

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to sales of loans.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries.
[3]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[4]	Other includes foreign currency translation adjustments.